Annual Total Returns [BarChart] - Harbor Strategic Growth Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2012	14.76%
2013	31.02%
2014	15.08%
2015	2.82%
2016	5.48%
2017	25.25%
2018	(3.74%)
2019	32.01%
2020	22.28%